EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
EQUIPMENT AND SOFTWARE, NET

6 Equipment and software, net

Equipment and software, net as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
	US$	US$

Office equipment	202,046	294,889
Furniture and fittings	245,719	246,796
Renovation	1,511,974	1,675,670
Signboard	2,195	2,195
Computer peripherals	2,749,180	2,364,832
Electrical installation	37,848	37,848
Mobile phone	9,029	9,044
Motor vehicle	84,179	84,179
Air conditioners	4,809	4,809
Store equipment	—	79,155
Total	4,846,979	4,799,417
Less: accumulated depreciation	(3,511,887)	(2,540,984)
Equipment and software, net	1,335,092	2,258,433

Depreciation expenses of US$1,066,303 and US$1,276,770 were recorded in general and administrative expenses for the years ended December 31, 2021 and 2020, respectively.